Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Related Parties

5 - Related Parties

The Sponsor, the Manager and the Trustee are considered to be related parties to the Trust. The Trustee's fee is paid by the Sponsor and is not a separate expense of the Trust. The Manager is paid by the Investing Pool and that fee is an indirect expense of the Trust.

5 - Related Parties

The Sponsor, the Manager and the Trustee are considered to be related parties to the Trust. The Trustee's fee is paid by the Sponsor and is not a separate expense of the Trust. The Manager is paid by the Investing Pool and that fee is an indirect expense of the Trust.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Related Parties

5 - Related Parties

BlackRock Institutional Trust Company, N.A. is the "Administrator" of the Investing Pool. The Manager and the Administrator are considered to be related parties to the Trust and Investing Pool. The Advisor is considered to be a related party to the Investing Pool. The Administrator's and Advisor's fees are paid by the Manager from the Investing Pool's expense allocation to the Manager and are not a separate expense of the Investing Pool.

 5 - Related Parties

BlackRock Institutional Trust Company, N.A. is the "Administrator" of the Investing Pool. The Manager and the Administrator are considered to be related parties to the Trust and Investing Pool. The Advisor is considered to be a related party to the Investing Pool. The Administrator's and Advisor's fees are paid by the Manager from the Investing Pool's expense allocation to the Manager and are not a separate expense of the Investing Pool.